Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of common stock outstanding roll forward

In millions	December 31,	2018	2017	2016
Issued common shares		727.3	744.6	763.8
Common shares in Share Trusts		(2.0)	(2.0)	(1.8)
Outstanding common shares		725.3	742.6	762.0

Schedule of activity under share repurchase programs
The following table provides the information related to the share repurchases for the years ended December 31, 2018, 2017 and 2016:

In millions, except per share data	Year ended December 31,	2018	2017	2016
Number of common shares repurchased (1)		19.0	20.4	26.4
Weighted-average price per share		$104.99	$98.27	$75.85
Amount of repurchase (2)		$2,000	$2,000	$2,000

(1)	Includes repurchases in the first and second quarters of 2017 and each quarter of 2016, pursuant to private agreements between the Company and arm's-length third-party sellers.

(2)	Includes settlements in subsequent periods.

Schedule of activity of purchases and settlements by Share Trusts
The following table provides the information related to the share purchases and settlements by Share Trusts for the years ended December 31, 2018, 2017 and 2016:

In millions, except per share data	Year ended December 31,	2018	2017	2016
Share purchases by Share Trusts
Number of common shares		0.4	0.5	0.7
Weighted-average price per share		$104.87	$102.17	$84.99
Amount of purchase		$38	$55	$60
Share settlements by Share Trusts
Number of common shares		0.4	0.3	0.3
Weighted-average price per share		$84.53	$77.99	$73.31
Amount of settlement		$31	$24	$23